Discontinued Operations (Summary of Income From Discontinued Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 57.1	$ 109.7
Operating expenses	96.2	102.3
Operating loss before income taxes	(39.1)	7.4
Other income	0	0.3
Income tax benefit	(1.6)	(0.9)
Gain (loss) on disposal of discontinued operations, net	19.4	(1.1)
Income (loss) from discontinued operations	$ (21.3)	$ 5.7